Acquisitions (Tables)	9 Months Ended
Sep. 30, 2025
Acquisitions
Schedule of relative fair values of the assets acquired and liabilities assumed	The Company has determined the relative fair values of the assets acquired and liabilities assumed, as of the date of acquisition, as presented (in thousands):

Purchase Price:
Total purchase consideration paid		$244,937

Allocation of purchase price:
Cash and cash equivalents		1,224
Investments in receivables, net:
Unpaid principal balance	566,696
Allowance for credit losses at time of acquisition	(251,317)
Non-credit discount	(89,316)
Investment in previously charged-off receivables	11,964
Total investments in receivables, net		238,028
Prepaid expenses and other assets:
Lease (ROU asset)	789
Information Technology Hardware	413
Total prepaid expenses and other assets:		1,202
Other intangible assets:
Intellectual property	2,881
Assembled workforce	2,391
Total other intangible assets		5,272

Accounts payable and accrued expenses
Lease (ROU liability)		(789)

Total net assets acquired		$244,937